UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2025:
  John Hancock ESG International Equity Fund
  John Hancock ESG Large Cap Core Fund
  John Hancock Global Environmental Opportunities Fund
  John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class A/JIJAX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class A/JIJAX)	$60	1.19%
Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443082

474SA-A

4/25

6/25

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class C/JIJCX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class C/JIJCX)	$98	1.94%
Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443082

474SA-C

4/25

6/25

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class I/JIJIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class I/JIJIX)	$48	0.94%
Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443082

474SA-I

4/25

6/25

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class NAV)	$42	0.83%
Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443082

474SA-NAV

4/25

6/25

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class R6/JIJRX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class R6/JIJRX)	$42	0.83%
Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443082

474SA-R6

4/25

6/25

John Hancock International Dynamic Growth Fund

John Hancock Global Environmental Opportunities Fund
Class A/JABZX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class A/JABZX)	$58	1.20%
Fund Statistics
Fund net assets	$57,826,556
Total number of portfolio holdings	44
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

Sector Composition
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443091

482SA-A

4/25

6/25

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class C/JABYX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class C/JABYX)	$94	1.95%
Fund Statistics
Fund net assets	$57,826,556
Total number of portfolio holdings	44
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

Sector Composition
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443091

482SA-C

4/25

6/25

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class I/JABVX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class I/JABVX)	$46	0.95%
Fund Statistics
Fund net assets	$57,826,556
Total number of portfolio holdings	44
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

Sector Composition
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443091

482SA-I

4/25

6/25

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class R6/JACDX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class R6/JACDX)	$41	0.85%
Fund Statistics
Fund net assets	$57,826,556
Total number of portfolio holdings	44
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

Sector Composition
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443091

482SA-R6

4/25

6/25

John Hancock Global Environmental Opportunities Fund

John Hancock ESG Large Cap Core Fund
Class A/JHJAX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class A/JHJAX)	$54	1.12%
Fund Statistics
Fund net assets	$121,399,053
Total number of portfolio holdings	64
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

Sector Composition
Information technology	30.8%
Financials	13.2%
Consumer discretionary	10.7%
Industrials	10.0%
Communication services	9.2%
Health care	7.9%
Consumer staples	6.9%
Materials	4.2%
Real estate	2.2%
Utilities	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443095

467SA-A

4/25

6/25

John Hancock ESG Large Cap Core Fund

John Hancock ESG Large Cap Core Fund
Class C/JHJCX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class C/JHJCX)	$91	1.87%
Fund Statistics
Fund net assets	$121,399,053
Total number of portfolio holdings	64
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

Sector Composition
Information technology	30.8%
Financials	13.2%
Consumer discretionary	10.7%
Industrials	10.0%
Communication services	9.2%
Health care	7.9%
Consumer staples	6.9%
Materials	4.2%
Real estate	2.2%
Utilities	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443095

467SA-C

4/25

6/25

John Hancock ESG Large Cap Core Fund

John Hancock ESG Large Cap Core Fund
Class I/JHJIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class I/JHJIX)	$42	0.87%
Fund Statistics
Fund net assets	$121,399,053
Total number of portfolio holdings	64
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

Sector Composition
Information technology	30.8%
Financials	13.2%
Consumer discretionary	10.7%
Industrials	10.0%
Communication services	9.2%
Health care	7.9%
Consumer staples	6.9%
Materials	4.2%
Real estate	2.2%
Utilities	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443095

467SA-I

4/25

6/25

John Hancock ESG Large Cap Core Fund

John Hancock ESG Large Cap Core Fund
Class R6/JHJRX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class R6/JHJRX)	$37	0.76%
Fund Statistics
Fund net assets	$121,399,053
Total number of portfolio holdings	64
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

Sector Composition
Information technology	30.8%
Financials	13.2%
Consumer discretionary	10.7%
Industrials	10.0%
Communication services	9.2%
Health care	7.9%
Consumer staples	6.9%
Materials	4.2%
Real estate	2.2%
Utilities	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443095

467SA-R6

4/25

6/25

John Hancock ESG Large Cap Core Fund

John Hancock ESG International Equity Fund
Class A/JTQAX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class A/JTQAX)	$62	1.23%
Fund Statistics
Fund net assets	$76,701,169
Total number of portfolio holdings	68
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

Sector Composition
Financials	26.8%
Industrials	15.6%
Consumer discretionary	14.2%
Information technology	12.8%
Health care	10.1%
Consumer staples	7.6%
Communication services	6.9%
Utilities	2.8%
Materials	1.6%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4468490

469SA-A

4/25

6/25

John Hancock ESG International Equity Fund

John Hancock ESG International Equity Fund
Class I/JTQIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class I/JTQIX)	$49	0.98%
Fund Statistics
Fund net assets	$76,701,169
Total number of portfolio holdings	68
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

Sector Composition
Financials	26.8%
Industrials	15.6%
Consumer discretionary	14.2%
Information technology	12.8%
Health care	10.1%
Consumer staples	7.6%
Communication services	6.9%
Utilities	2.8%
Materials	1.6%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4468490

469SA-I

4/25

6/25

John Hancock ESG International Equity Fund

John Hancock ESG International Equity Fund
Class R6/JTQRX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class R6/JTQRX)	$44	0.87%
Fund Statistics
Fund net assets	$76,701,169
Total number of portfolio holdings	68
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

Sector Composition
Financials	26.8%
Industrials	15.6%
Consumer discretionary	14.2%
Information technology	12.8%
Health care	10.1%
Consumer staples	7.6%
Communication services	6.9%
Utilities	2.8%
Materials	1.6%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4468490

469SA-R6

4/25

6/25

John Hancock ESG International Equity Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2025 for the following funds:

  John Hancock ESG International Equity Fund

  John Hancock ESG Large Cap Core Fund

  John Hancock Global Environmental Opportunities Fund

  John Hancock International Dynamic Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
ESG International Equity Fund
International equity
April 30, 2025

John Hancock
ESG International Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
11	Notes to financial statements
1	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 98.4%		$75,445,784
(Cost $55,251,553)
Australia 1.1%		837,096
Macquarie Group, Ltd.	6,774	837,096
Brazil 2.4%		1,868,632
Itau Unibanco Holding SA, ADR	170,237	1,074,195
WEG SA	100,998	794,437
Canada 1.4%		1,038,133
Canadian Pacific Kansas City, Ltd.	14,325	1,038,133
China 6.9%		5,307,800
BYD Company, Ltd., H Shares	34,894	1,657,333
China Merchants Bank Company, Ltd., H Shares	189,275	1,032,427
Meituan, Class B (A)(B)	45,810	758,496
Ping An Insurance Group Company of China, Ltd., H Shares	180,727	1,081,657
Tencent Holdings, Ltd.	12,700	777,887
Denmark 2.1%		1,616,217
Novo Nordisk A/S, Class B	19,186	1,282,805
Vestas Wind Systems A/S	25,008	333,412
France 6.3%		4,864,271
AXA SA	45,219	2,138,671
Schneider Electric SE	7,538	1,761,220
Veolia Environnement SA	26,404	964,380
Germany 11.7%		8,941,862
Beiersdorf AG	6,057	853,418
Deutsche Telekom AG	72,682	2,610,555
Hannover Rueck SE	4,256	1,366,173
Mercedes-Benz Group AG	12,321	736,657
SAP SE	7,605	2,225,135
Siemens AG	4,994	1,149,924
India 1.9%		1,483,167
HDFC Bank, Ltd., ADR	20,404	1,483,167
Indonesia 1.1%		851,247
Bank Rakyat Indonesia Persero Tbk PT	3,675,351	851,247
Ireland 2.0%		1,564,483
James Hardie Industries PLC, CHESS Depositary Interest (B)	24,838	583,002
Kerry Group PLC, Class A	329	34,828
Kerry Group PLC, Class A (London Stock Exchange)	8,685	946,653
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	2

	Shares	Value
Italy 2.7%		$2,093,158
Intesa Sanpaolo SpA	217,859	1,162,992
Prysmian SpA	16,933	930,166
Japan 13.3%		10,221,728
Ajinomoto Company, Inc.	25,600	523,624
Hoya Corp.	6,603	776,949
Keisei Electric Railway Company, Ltd.	78,500	813,410
Kurita Water Industries, Ltd.	22,651	749,921
Kyowa Kirin Company, Ltd.	37,300	582,425
Mitsubishi Electric Corp.	60,000	1,160,724
Mitsubishi UFJ Financial Group, Inc.	120,200	1,514,414
ORIX Corp.	56,104	1,125,448
Sony Group Corp.	57,105	1,506,589
T&D Holdings, Inc.	69,000	1,468,224
Netherlands 5.2%		4,004,702
ASM International NV	1,178	575,790
ASML Holding NV	1,289	862,910
ING Groep NV	78,331	1,521,133
Koninklijke Ahold Delhaize NV	25,448	1,044,869
Philippines 1.4%		1,070,555
BDO Unibank, Inc.	373,008	1,070,555
Portugal 1.0%		744,633
Jeronimo Martins SGPS SA	30,767	744,633
Singapore 6.6%		5,020,790
Oversea-Chinese Banking Corp., Ltd.	168,321	2,083,101
Singapore Telecommunications, Ltd.	664,500	1,922,530
Trip.com Group, Ltd., ADR	17,209	1,015,159
South Africa 2.3%		1,761,186
Naspers, Ltd., N Shares	6,698	1,761,186
South Korea 3.0%		2,323,054
HD Hyundai Electric Company, Ltd.	2,074	451,354
Hyundai Motor Company	5,326	713,681
SK Hynix, Inc.	9,281	1,158,019
Spain 1.5%		1,130,295
Industria de Diseno Textil SA	21,019	1,130,295
Sweden 1.2%		912,153
Atlas Copco AB, B Shares	65,690	912,153
Switzerland 5.3%		4,021,085
Cie Financiere Richemont SA, A Shares	4,095	723,608
DSM-Firmenich AG	5,700	619,208
3	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Novartis AG	11,742	$1,339,260
Roche Holding AG	4,095	1,339,009
Taiwan 6.2%		4,748,479
Airtac International Group	20,700	568,551
Delta Electronics, Inc.	84,458	884,967
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	19,767	3,294,961
United Kingdom 11.8%		9,021,058
Ashtead Group PLC	8,477	453,792
AstraZeneca PLC	10,047	1,439,394
ConvaTec Group PLC (A)	271,366	943,442
London Stock Exchange Group PLC	4,845	754,418
RELX PLC	16,123	879,910
SSE PLC	52,055	1,173,630
Taylor Wimpey PLC	541,533	850,911
The Sage Group PLC	50,525	837,631
Unilever PLC	26,469	1,687,930

Total investments (Cost $55,251,553) 98.4%	$75,445,784
Other assets and liabilities, net 1.6%	1,255,385
Total net assets 100.0%	$76,701,169

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $57,684,365. Net unrealized appreciation aggregated to $17,761,419, of which $19,842,989 related to gross unrealized appreciation and $2,081,570 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-25:
Financials	26.8%
Industrials	15.6%
Consumer discretionary	14.2%
Information technology	12.8%
Health care	10.1%
Consumer staples	7.6%
Communication services	6.9%
Utilities	2.8%
Materials	1.6%
Other assets and liabilities, net	1.6%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $55,251,553)	$75,445,784
Foreign currency, at value (Cost $65,073)	66,011
Dividends and interest receivable	534,586
Receivable for fund shares sold	5,513
Receivable for investments sold	1,400,306
Receivable from affiliates	2,216
Other assets	7,371
Total assets	77,461,787
Liabilities
Due to custodian	528,883
Payable for fund shares repurchased	73,703
Payable to affiliates
Accounting and legal services fees	2,096
Transfer agent fees	3,696
Trustees’ fees	135
Other liabilities and accrued expenses	152,105
Total liabilities	760,618
Net assets	$76,701,169
Net assets consist of
Paid-in capital	$68,874,119
Total distributable earnings (loss)	7,827,050
Net assets	$76,701,169

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($11,334,227 ÷ 765,125 shares)[1]	$14.81
Class I ($26,168,315 ÷ 1,763,799 shares)	$14.84
Class R6 ($39,198,627 ÷ 2,640,590 shares)	$14.84
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.59

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK ESG International Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$1,094,552
Interest	7,609
Less foreign taxes withheld	(97,881)
Total investment income	1,004,280
Expenses
Investment management fees	375,061
Distribution and service fees	14,367
Accounting and legal services fees	7,873
Transfer agent fees	28,378
Trustees’ fees	1,437
Custodian fees	26,734
State registration fees	57,935
Printing and postage	72,430
Professional fees	162,659
Other	16,053
Total expenses	762,927
Less expense reductions	(339,767)
Net expenses	423,160
Net investment income	581,120
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,955,419
4,955,419
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(2,998,323)
(2,998,323)
Net realized and unrealized gain	1,957,096
Increase in net assets from operations	$2,538,216
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG International Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$581,120	$1,911,526
Net realized gain (loss)	4,955,419	(1,884,164)
Change in net unrealized appreciation (depreciation)	(2,998,323)	29,801,442
Increase in net assets resulting from operations	2,538,216	29,828,804
Distributions to shareholders
From earnings
Class A	(333,683)	(211,725)
Class I	(1,309,269)	(1,786,278)
Class R6	(1,285,139)	(1,267,019)
Total distributions	(2,928,091)	(3,265,022)
From fund share transactions	(17,862,214)	(72,947,810)
Total decrease	(18,252,089)	(46,384,028)
Net assets
Beginning of period	94,953,258	141,337,286
End of period	$76,701,169	$94,953,258
7	JOHN HANCOCK ESG International Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$14.76	$12.16	$11.49	$16.88	$13.87	$12.78
Net investment income[2]	0.08	0.17	0.19	0.29	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.39	2.70	0.58	(4.90)	3.00	1.29
Total from investment operations	0.47	2.87	0.77	(4.61)	3.08	1.34
Less distributions
From net investment income	(0.42)	(0.27)	(0.10)	(0.29)	(0.07)	(0.25)
From net realized gain	—	—	—	(0.49)	—	—
Total distributions	(0.42)	(0.27)	(0.10)	(0.78)	(0.07)	(0.25)
Net asset value, end of period	$14.81	$14.76	$12.16	$11.49	$16.88	$13.87
Total return (%)[3,4]	3.36[5]	23.86	6.70	(28.43)	22.22	10.59
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$12	$10	$8	$9	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[6]	1.45	1.42	1.43	1.48	1.59
Expenses including reductions	1.23[6]	1.23	1.22	1.22	1.25	1.29
Net investment income	1.17[6]	1.22	1.42	2.19	0.46	0.36
Portfolio turnover (%)	14	28	27	27	28	34

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG International Equity Fund	8

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$14.80	$12.19	$11.52	$16.93	$13.90	$12.80
Net investment income[2]	0.08	0.21	0.23	0.34	0.18	0.08
Net realized and unrealized gain (loss) on investments	0.41	2.71	0.57	(4.93)	2.95	1.30
Total from investment operations	0.49	2.92	0.80	(4.59)	3.13	1.38
Less distributions
From net investment income	(0.45)	(0.31)	(0.13)	(0.33)	(0.10)	(0.28)
From net realized gain	—	—	—	(0.49)	—	—
Total distributions	(0.45)	(0.31)	(0.13)	(0.82)	(0.10)	(0.28)
Net asset value, end of period	$14.84	$14.80	$12.19	$11.52	$16.93	$13.90
Total return (%)[3]	3.55[4]	24.19	6.95	(28.27)	22.57	10.90
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$43	$84	$86	$114	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[5]	1.20	1.17	1.18	1.23	1.34
Expenses including reductions	0.98[5]	0.98	0.97	0.97	1.00	1.04
Net investment income	1.10[5]	1.47	1.70	2.48	1.05	0.62
Portfolio turnover (%)	14	28	27	27	28	34

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
9	JOHN HANCOCK ESG International Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$14.82	$12.20	$11.53	$16.95	$13.91	$12.81
Net investment income[2]	0.11	0.23	0.24	0.31	0.20	0.06
Net realized and unrealized gain (loss) on investments	0.38	2.71	0.58	(4.89)	2.96	1.33
Total from investment operations	0.49	2.94	0.82	(4.58)	3.16	1.39
Less distributions
From net investment income	(0.47)	(0.32)	(0.15)	(0.35)	(0.12)	(0.29)
From net realized gain	—	—	—	(0.49)	—	—
Total distributions	(0.47)	(0.32)	(0.15)	(0.84)	(0.12)	(0.29)
Net asset value, end of period	$14.84	$14.82	$12.20	$11.53	$16.95	$13.91
Total return (%)[3]	3.52[4]	24.39	7.07	(28.22)	22.73	11.01
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$40	$48	$37	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64[5]	1.09	1.06	1.07	1.12	1.23
Expenses including reductions	0.87[5]	0.87	0.86	0.86	0.90	0.92
Net investment income	1.56[5]	1.62	1.79	2.49	1.21	0.42
Portfolio turnover (%)	14	28	27	27	28	34

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG International Equity Fund	10

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
11	JOHN HANCOCK ESG International Equity Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$837,096	—	$837,096	—
Brazil	1,868,632	$1,868,632	—	—
Canada	1,038,133	1,038,133	—	—
China	5,307,800	—	5,307,800	—
Denmark	1,616,217	—	1,616,217	—
France	4,864,271	—	4,864,271	—
Germany	8,941,862	—	8,941,862	—
India	1,483,167	1,483,167	—	—
Indonesia	851,247	—	851,247	—
Ireland	1,564,483	—	1,564,483	—
Italy	2,093,158	—	2,093,158	—
Japan	10,221,728	—	10,221,728	—
Netherlands	4,004,702	—	4,004,702	—
Philippines	1,070,555	—	1,070,555	—
Portugal	744,633	—	744,633	—
Singapore	5,020,790	1,015,159	4,005,631	—
South Africa	1,761,186	—	1,761,186	—
South Korea	2,323,054	—	2,323,054	—
Spain	1,130,295	—	1,130,295	—
Sweden	912,153	—	912,153	—
Switzerland	4,021,085	—	4,021,085	—
Taiwan	4,748,479	3,294,961	1,453,518	—
United Kingdom	9,021,058	—	9,021,058	—
Total investments in securities	$75,445,784	$8,700,052	$66,745,732	—
| JOHN HANCOCK ESG International Equity Fund	12

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the
13	JOHN HANCOCK ESG International Equity Fund |

agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $222.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $1,117,869 and a long-term capital loss carryforward of $14,303,347 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK ESG International Equity Fund	14

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund’s average daily net assets; b) 0.800% of the next $500 million of the fund’s average daily net assets; and c) 0.750% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.85% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$43,461
Class I	145,608
Class	Expense reduction
Class R6	$150,698
Total	$339,767

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.08% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up
15	JOHN HANCOCK ESG International Equity Fund |

to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,569 for the six months ended April 30, 2025. Of this amount, $268 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,301 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$14,367	$6,523
Class I	—	20,884
Class R6	—	971
Total	$14,367	$28,378
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,828,571	7	4.842%	$(2,663)
| JOHN HANCOCK ESG International Equity Fund	16

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	74,032	$1,075,831	193,469	$2,718,488
Distributions reinvested	24,128	333,683	15,824	211,725
Repurchased	(130,882)	(1,895,220)	(211,915)	(2,943,489)
Net decrease	(32,722)	$(485,706)	(2,622)	$(13,276)
Class I shares
Sold	345,713	$5,012,674	979,611	$13,641,731
Distributions reinvested	94,523	1,308,201	116,414	1,558,790
Repurchased	(1,601,382)	(22,883,795)	(5,063,841)	(70,518,171)
Net decrease	(1,161,146)	$(16,562,920)	(3,967,816)	$(55,317,650)
Class R6 shares
Sold	257,494	$3,720,568	870,759	$12,273,651
Distributions reinvested	66,467	919,906	34,814	466,503
Repurchased	(376,032)	(5,454,062)	(2,113,398)	(30,357,038)
Net decrease	(52,071)	$(813,588)	(1,207,825)	$(17,616,884)
Total net decrease	(1,245,939)	$(17,862,214)	(5,178,263)	$(72,947,810)
Affiliates of the fund owned 30% of shares of Class R6 on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $12,566,180 and $32,626,175, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by
17	JOHN HANCOCK ESG International Equity Fund |

different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 10—Subsequent event
At its meeting held on December 12, 2024, the Board of Trustees of the Trust voted to approve a reorganization of the fund into John Hancock Global Environmental Opportunities Fund, a separate series of the Trust (the reorganization).
The reorganization, which qualified as a tax-free reorganization, occurred after the close of business on May 16, 2025. John Hancock Global Environmental Opportunities Fund exchanged its shares for all of the assets and liabilities of the fund.
| JOHN HANCOCK ESG International Equity Fund	18

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4468490	469SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
ESG Large Cap Core Fund
U.S. equity
April 30, 2025

John Hancock
ESG Large Cap Core Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK ESG LARGE CAP CORE FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 96.9%		$117,641,412
(Cost $72,005,531)
Communication services 9.2%		11,150,611
Entertainment 4.9%
Netflix, Inc. (A)	2,594	2,935,682
Spotify Technology SA (A)	4,922	3,022,010
Interactive media and services 4.3%
Alphabet, Inc., Class A	32,701	5,192,919
Consumer discretionary 10.7%		13,039,876
Broadline retail 1.1%
MercadoLibre, Inc. (A)	591	1,377,532
Hotels, restaurants and leisure 3.4%
Booking Holdings, Inc.	248	1,264,621
Chipotle Mexican Grill, Inc. (A)	32,472	1,640,485
Marriott International, Inc., Class A	4,998	1,192,423
Specialty retail 5.2%
AutoZone, Inc. (A)	458	1,723,271
The Home Depot, Inc.	3,758	1,354,721
The TJX Companies, Inc.	24,993	3,216,099
Textiles, apparel and luxury goods 1.0%
Lululemon Athletica, Inc. (A)	4,693	1,270,724
Consumer staples 6.9%		8,337,441
Consumer staples distribution and retail 4.4%
Costco Wholesale Corp.	3,720	3,699,540
Sysco Corp.	22,551	1,610,141
Household products 1.0%
The Procter & Gamble Company	7,288	1,184,810
Personal care products 1.5%
Unilever PLC, ADR	29,000	1,842,950
Financials 13.2%		15,994,650
Banks 3.6%
Bank of America Corp.	50,578	2,017,051
Fifth Third Bancorp	28,065	1,008,656
The PNC Financial Services Group, Inc.	8,318	1,336,619
Capital markets 1.4%
Intercontinental Exchange, Inc.	10,111	1,698,345
Consumer finance 0.9%
Ally Financial, Inc.	32,434	1,059,294
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG LARGE CAP CORE FUND	2

	Shares	Value
Financials (continued)
Financial services 4.0%
Mastercard, Inc., Class A	5,094	$2,791,818
Visa, Inc., Class A	5,933	2,049,852
Insurance 3.3%
Aflac, Inc.	12,230	1,329,156
The Progressive Corp.	9,597	2,703,859
Health care 7.9%		9,645,453
Biotechnology 1.7%
Vertex Pharmaceuticals, Inc. (A)	4,083	2,080,289
Health care equipment and supplies 2.4%
Boston Scientific Corp. (A)	12,115	1,246,270
Stryker Corp.	4,483	1,676,283
Health care providers and services 0.9%
UnitedHealth Group, Inc.	2,537	1,043,823
Life sciences tools and services 0.8%
Thermo Fisher Scientific, Inc.	2,347	1,006,863
Pharmaceuticals 2.1%
AstraZeneca PLC, ADR	23,390	1,679,168
Novo Nordisk A/S, ADR	13,736	912,757
Industrials 10.0%		12,209,608
Building products 1.2%
Trane Technologies PLC	3,930	1,506,408
Construction and engineering 0.8%
Quanta Services, Inc.	3,224	943,633
Electrical equipment 2.5%
Eaton Corp. PLC	6,525	1,920,764
Rockwell Automation, Inc.	4,312	1,067,996
Ground transportation 1.9%
JB Hunt Transport Services, Inc.	5,590	729,942
Union Pacific Corp.	7,613	1,641,820
Machinery 0.7%
Xylem, Inc.	6,868	828,075
Professional services 1.1%
Verisk Analytics, Inc.	4,426	1,311,999
Trading companies and distributors 1.8%
Ferguson Enterprises, Inc.	7,918	1,343,368
United Rentals, Inc.	1,450	915,603
Information technology 30.8%		37,429,091
IT services 1.5%
Accenture PLC, Class A	6,105	1,826,311
3	JOHN HANCOCK ESG LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 9.7%
Applied Materials, Inc.	7,402	$1,115,555
ASML Holding NV, NYRS	1,870	1,249,310
NVIDIA Corp.	63,971	6,967,721
NXP Semiconductors NV	7,613	1,403,152
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,277	1,046,313
Software 13.9%
Adobe, Inc. (A)	3,358	1,259,183
Cadence Design Systems, Inc. (A)	2,862	852,132
Intuit, Inc.	1,813	1,137,603
Microsoft Corp.	22,589	8,928,528
Palo Alto Networks, Inc. (A)	11,944	2,232,692
ServiceNow, Inc. (A)	2,633	2,514,541
Technology hardware, storage and peripherals 5.7%
Apple, Inc.	32,452	6,896,050
Materials 4.2%		5,068,671
Chemicals 3.4%
Ecolab, Inc.	7,097	1,784,399
International Flavors & Fragrances, Inc.	12,020	943,089
Linde PLC	3,091	1,400,934
Containers and packaging 0.8%
Avery Dennison Corp.	5,495	940,249
Real estate 2.2%		2,619,974
Industrial REITs 0.6%
Prologis, Inc.	7,422	758,528
Real estate management and development 0.7%
Jones Lang LaSalle, Inc. (A)	3,492	794,116
Specialized REITs 0.9%
Equinix, Inc.	1,240	1,067,330
Utilities 1.8%		2,146,037
Electric utilities 1.1%
NextEra Energy, Inc.	20,262	1,355,123
Water utilities 0.7%
American Water Works Company, Inc.	5,380	790,914

	Yield (%)	Shares	Value
Short-term investments 3.2%			$3,874,001
(Cost $3,874,001)
Short-term funds 3.2%			3,874,001
Federated Government Obligations Fund, Institutional Class	4.1929(B)	3,874,001	3,874,001

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG LARGE CAP CORE FUND	4

Total investments (Cost $75,879,532) 100.1%	$121,515,413
Other assets and liabilities, net (0.1%)	(116,360)
Total net assets 100.0%	$121,399,053

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $76,086,501. Net unrealized appreciation aggregated to $45,428,912, of which $48,183,505 related to gross unrealized appreciation and $2,754,593 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 4-30-25:
United States	84.3%
Ireland	4.3%
United Kingdom	2.9%
Sweden	2.5%
Netherlands	2.2%
Uruguay	1.1%
Canada	1.0%
Other countries	1.7%
TOTAL	100.0%
5	JOHN HANCOCK ESG LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $75,879,532)	$121,515,413
Dividends receivable	51,030
Receivable for fund shares sold	8,754
Receivable from affiliates	1,573
Other assets	66,589
Total assets	121,643,359
Liabilities
Payable for fund shares repurchased	187,814
Payable to affiliates
Accounting and legal services fees	2,771
Transfer agent fees	10,112
Trustees’ fees	95
Other liabilities and accrued expenses	43,514
Total liabilities	244,306
Net assets	$121,399,053
Net assets consist of
Paid-in capital	$67,752,752
Total distributable earnings (loss)	53,646,301
Net assets	$121,399,053

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($28,974,850 ÷ 1,338,946 shares)[1]	$21.64
Class C ($4,017,367 ÷ 193,913 shares)[1]	$20.72
Class I ($76,973,840 ÷ 3,545,926 shares)	$21.71
Class R6 ($11,432,996 ÷ 526,182 shares)	$21.73
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.78

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	6

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$802,375
Less foreign taxes withheld	(2,989)
Total investment income	799,386
Expenses
Investment management fees	504,083
Distribution and service fees	60,775
Accounting and legal services fees	11,542
Transfer agent fees	69,700
Trustees’ fees	2,045
Custodian fees	22,124
State registration fees	34,395
Printing and postage	13,015
Professional fees	29,567
Other	9,448
Total expenses	756,694
Less expense reductions	(120,965)
Net expenses	635,729
Net investment income	163,657
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,176,996
8,176,996
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(12,994,548)
(12,994,548)
Net realized and unrealized loss	(4,817,552)
Decrease in net assets from operations	$(4,653,895)
7	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$163,657	$465,142
Net realized gain	8,176,996	13,686,583
Change in net unrealized appreciation (depreciation)	(12,994,548)	20,733,343
Increase (decrease) in net assets resulting from operations	(4,653,895)	34,885,068
Distributions to shareholders
From earnings
Class A	(2,771,127)	(152,732)
Class C	(438,464)	—
Class I	(8,427,393)	(589,157)
Class R6	(1,104,118)	(90,209)
Total distributions	(12,741,102)	(832,098)
From fund share transactions	(5,699,858)	(3,588,819)
Total increase (decrease)	(23,094,855)	30,464,151
Net assets
Beginning of period	144,493,908	114,029,757
End of period	$121,399,053	$144,493,908
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	8

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$24.68	$18.87	$17.70	$22.34	$15.63	$14.48
Net investment income[2]	0.01	0.04	0.09	0.05	—[3]	0.06
Net realized and unrealized gain (loss) on investments	(0.85)	5.88	1.16	(4.04)	7.09	1.28
Total from investment operations	(0.84)	5.92	1.25	(3.99)	7.09	1.34
Less distributions
From net investment income	(0.02)	(0.11)	(0.08)	—[3]	(0.05)	(0.07)
From net realized gain	(2.18)	—	—	(0.65)	(0.33)	(0.12)
Total distributions	(2.20)	(0.11)	(0.08)	(0.65)	(0.38)	(0.19)
Net asset value, end of period	$21.64	$24.68	$18.87	$17.70	$22.34	$15.63
Total return (%)[4,5]	(3.93)[6]	31.49	7.10	(18.36)	46.10	9.29
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$32	$25	$22	$20	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[7]	1.33	1.31	1.26	1.30	1.46
Expenses including reductions	1.12[7]	1.12	1.12	1.12	1.15	1.18
Net investment income	0.07[7]	0.18	0.46	0.25	0.01	0.43
Portfolio turnover (%)	11	30	12	16	14[8]	30

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
9	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$23.79	$18.23	$17.15	$21.82	$15.34	$14.26
Net investment loss[2]	(0.07)	(0.13)	(0.05)	(0.09)	(0.14)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.82)	5.69	1.13	(3.93)	6.95	1.25
Total from investment operations	(0.89)	5.56	1.08	(4.02)	6.81	1.20
Less distributions
From net realized gain	(2.18)	—	—	(0.65)	(0.33)	(0.12)
Net asset value, end of period	$20.72	$23.79	$18.23	$17.15	$21.82	$15.34
Total return (%)[3,4]	(4.29)[5]	30.50	6.30	(18.96)	45.03	8.47
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$4	$4	$5	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05[6]	2.08	2.06	2.01	2.05	2.21
Expenses including reductions	1.87[6]	1.87	1.87	1.87	1.90	1.93
Net investment loss	(0.67)[6]	(0.57)	(0.29)	(0.50)	(0.73)	(0.34)
Portfolio turnover (%)	11	30	12	16	14[7]	30

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	10

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$24.78	$18.94	$17.77	$22.41	$15.67	$14.51
Net investment income[2]	0.04	0.10	0.14	0.10	0.06	0.10
Net realized and unrealized gain (loss) on investments	(0.86)	5.90	1.16	(4.04)	7.10	1.28
Total from investment operations	(0.82)	6.00	1.30	(3.94)	7.16	1.38
Less distributions
From net investment income	(0.07)	(0.16)	(0.13)	(0.05)	(0.09)	(0.10)
From net realized gain	(2.18)	—	—	(0.65)	(0.33)	(0.12)
Total distributions	(2.25)	(0.16)	(0.13)	(0.70)	(0.42)	(0.22)
Net asset value, end of period	$21.71	$24.78	$18.94	$17.77	$22.41	$15.67
Total return (%)[3]	(3.81)[4]	31.82	7.35	(18.13)	46.49	9.58
Ratios and supplemental data
Net assets, end of period (in millions)	$77	$95	$75	$108	$164	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[5]	1.08	1.06	1.01	1.05	1.21
Expenses including reductions	0.87[5]	0.87	0.87	0.87	0.90	0.93
Net investment income	0.32[5]	0.43	0.73	0.49	0.28	0.64
Portfolio turnover (%)	11	30	12	16	14[6]	30

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
11	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$24.81	$18.96	$17.79	$22.44	$15.69	$14.52
Net investment income[2]	0.05	0.12	0.15	0.12	0.07	0.12
Net realized and unrealized gain (loss) on investments	(0.85)	5.91	1.17	(4.05)	7.11	1.28
Total from investment operations	(0.80)	6.03	1.32	(3.93)	7.18	1.40
Less distributions
From net investment income	(0.10)	(0.18)	(0.15)	(0.07)	(0.10)	(0.11)
From net realized gain	(2.18)	—	—	(0.65)	(0.33)	(0.12)
Total distributions	(2.28)	(0.18)	(0.15)	(0.72)	(0.43)	(0.23)
Net asset value, end of period	$21.73	$24.81	$18.96	$17.79	$22.44	$15.69
Total return (%)[3]	(3.75)[4]	31.97	7.47	(18.07)	46.63	9.75
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$12	$9	$6	$4	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.97	0.95	0.91	0.94	1.10
Expenses including reductions	0.76[5]	0.76	0.76	0.76	0.79	0.82
Net investment income	0.43[5]	0.53	0.80	0.61	0.37	0.77
Portfolio turnover (%)	11	30	12	16	14[6]	30

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
13	JOHN HANCOCK ESG Large Cap Core Fund |

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $336.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
| JOHN HANCOCK ESG Large Cap Core Fund	14

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
15	JOHN HANCOCK ESG Large Cap Core Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$27,404
Class C	4,096
Class I	78,688
Class	Expense reduction
Class R6	$10,777
Total	$120,965

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.57% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,242 for the six months ended April 30, 2025. Of this amount, $1,790 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,452 was paid as sales commissions to broker-dealers.
| JOHN HANCOCK ESG Large Cap Core Fund	16

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $97 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$38,025	$17,254
Class C	22,750	2,579
Class I	—	49,577
Class R6	—	290
Total	$60,775	$69,700
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	96,718	$2,109,646	232,594	$5,317,531
Distributions reinvested	120,473	2,764,858	7,182	152,410
Repurchased	(171,084)	(3,925,279)	(294,745)	(6,759,803)
Net increase (decrease)	46,107	$949,225	(54,969)	$(1,289,862)
17	JOHN HANCOCK ESG Large Cap Core Fund |

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	9,799	$221,832	26,682	$593,792
Distributions reinvested	19,903	438,464	—	—
Repurchased	(41,786)	(932,279)	(33,736)	(744,865)
Net decrease	(12,084)	$(271,983)	(7,054)	$(151,073)
Class I shares
Sold	414,175	$9,349,140	1,062,305	$24,677,307
Distributions reinvested	365,599	8,408,763	27,660	587,774
Repurchased	(1,081,102)	(24,748,929)	(1,222,604)	(27,541,798)
Net decrease	(301,328)	$(6,991,026)	(132,639)	$(2,276,717)
Class R6 shares
Sold	66,278	$1,504,704	133,255	$3,106,098
Distributions reinvested	47,984	1,104,118	4,243	90,209
Repurchased	(85,892)	(1,994,896)	(131,304)	(3,067,474)
Net increase	28,370	$613,926	6,194	$128,833
Total net decrease	(238,935)	$(5,699,858)	(188,468)	$(3,588,819)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $14,558,851 and $35,114,712, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
| JOHN HANCOCK ESG Large Cap Core Fund	18

Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK ESG Large Cap Core Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443095	467SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Environmental Opportunities Fund
International equity
April 30, 2025

John Hancock
Global Environmental Opportunities Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
11	Notes to financial statements
1	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 94.9%		$54,896,148
(Cost $50,600,226)
Canada 9.3%		5,386,259
Stantec, Inc.	16,851	1,479,016
Waste Connections, Inc.	9,763	1,929,462
WSP Global, Inc.	11,158	1,977,781
Denmark 2.9%		1,696,815
Novonesis A/S, B Shares	26,122	1,696,815
France 7.5%		4,351,346
Dassault Systemes SE	29,065	1,089,243
Legrand SA	10,863	1,193,840
Schneider Electric SE	4,905	1,146,031
Veolia Environnement SA	25,250	922,232
Germany 4.5%		2,590,801
Siemens AG	4,889	1,125,747
Symrise AG	12,703	1,465,054
Ireland 7.0%		4,034,087
Eaton Corp. PLC	4,717	1,388,543
Smurfit WestRock PLC	23,196	974,696
Trane Technologies PLC	4,359	1,670,848
Italy 2.1%		1,203,925
Terna - Rete Elettrica Nazionale	121,073	1,203,925
Japan 4.3%		2,501,572
Keyence Corp.	2,600	1,087,038
Tokyo Electron, Ltd.	9,500	1,414,534
Netherlands 2.7%		1,569,766
ASM International NV	849	414,980
ASML Holding NV	1,725	1,154,786
Switzerland 2.7%		1,572,249
DSM-Firmenich AG	6,124	665,269
Givaudan SA	188	906,980
United States 51.9%		29,989,328
AAON, Inc.	8,288	756,446
Advanced Drainage Systems, Inc.	8,420	955,586
AECOM	16,430	1,620,820
Agilent Technologies, Inc.	11,228	1,208,133
American Water Works Company, Inc.	8,350	1,227,534
Analog Devices, Inc.	3,772	735,238
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	2

	Shares	Value
United States (continued)
ANSYS, Inc. (A)	3,666	$1,180,012
Applied Materials, Inc.	4,398	662,823
Autodesk, Inc. (A)	4,240	1,162,820
Bentley Systems, Inc., Class B	15,680	674,083
Cadence Design Systems, Inc. (A)	6,724	2,002,004
Carlisle Companies, Inc.	2,145	813,985
Carrier Global Corp.	24,832	1,552,993
Digital Realty Trust, Inc.	5,154	827,423
Equinix, Inc.	1,174	1,010,521
PTC, Inc. (A)	7,835	1,214,190
Quanta Services, Inc.	4,245	1,242,469
Republic Services, Inc.	7,805	1,957,104
Synopsys, Inc. (A)	4,487	2,059,574
Tetra Tech, Inc.	50,206	1,565,925
Thermo Fisher Scientific, Inc.	3,614	1,550,406
Veralto Corp.	7,429	712,441
Waste Management, Inc.	7,649	1,784,971
Xylem, Inc.	12,539	1,511,827

Total investments (Cost $50,600,226) 94.9%	$54,896,148
Other assets and liabilities, net 5.1%	2,930,408
Total net assets 100.0%	$57,826,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $50,809,283. Net unrealized appreciation aggregated to $4,086,865, of which $5,925,711 related to gross unrealized appreciation and $1,838,846 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-25:
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
TOTAL	100.0%
3	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $50,600,226)	$54,896,148
Cash	3,532,455
Foreign currency, at value (Cost $23,796)	25,911
Dividends and interest receivable	54,544
Receivable for fund shares sold	2,331
Receivable for investments sold	84,064
Receivable from affiliates	4,307
Other assets	22,525
Total assets	58,622,285
Liabilities
Payable for investments purchased	745,079
Payable to affiliates
Accounting and legal services fees	1,354
Transfer agent fees	412
Trustees’ fees	86
Other liabilities and accrued expenses	48,798
Total liabilities	795,729
Net assets	$57,826,556
Net assets consist of
Paid-in capital	$53,358,415
Total distributable earnings (loss)	4,468,141
Net assets	$57,826,556

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($477,747 ÷ 49,637 shares)[1]	$9.62
Class C ($46,799 ÷ 5,011 shares)[1]	$9.34
Class I ($1,431,286 ÷ 147,587 shares)	$9.70
Class R6 ($55,870,724 ÷ 5,756,067 shares)	$9.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.13

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	4

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$290,261
Interest	17,974
Less foreign taxes withheld	(18,456)
Total investment income	289,779
Expenses
Investment management fees	240,065
Distribution and service fees	857
Accounting and legal services fees	5,064
Transfer agent fees	2,521
Trustees’ fees	884
Custodian fees	16,706
State registration fees	34,920
Printing and postage	13,255
Professional fees	32,156
Other	7,333
Total expenses	353,761
Less expense reductions	(106,943)
Net expenses	246,818
Net investment income	42,961
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,081,321
1,081,321
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,830,648)
(3,830,648)
Net realized and unrealized loss	(2,749,327)
Decrease in net assets from operations	$(2,706,366)
5	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$42,961	$100,293
Net realized gain	1,081,321	4,690,813
Change in net unrealized appreciation (depreciation)	(3,830,648)	10,408,937
Increase (decrease) in net assets resulting from operations	(2,706,366)	15,200,043
Distributions to shareholders
From earnings
Class A	(30,638)	—
Class C	(3,249)	—
Class I	(90,668)	(390)
Class R6	(3,699,312)	(146,253)
Total distributions	(3,823,867)	(146,643)
From fund share transactions	1,338,637	(8,640,709)
Total increase (decrease)	(5,191,596)	6,412,691
Net assets
Beginning of period	63,018,152	56,605,461
End of period	$57,826,556	$63,018,152
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	6

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.75	$8.51	$7.94	$10.67	$10.00
Net investment loss[3]	(0.01)	(0.02)	(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.47)	2.26	0.58[4]	(2.69)	0.69
Total from investment operations	(0.48)	2.24	0.57	(2.73)	0.67
Less distributions
From net realized gain	(0.65)	—	—	—	—
Net asset value, end of period	$9.62	$10.75	$8.51	$7.94	$10.67
Total return (%)[5,6]	(4.48)[7]	26.32	7.31	(25.68)	6.70[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[9]	1.60	1.78	4.08	3.99[10]
Expenses including reductions	1.20[9]	1.21	1.21	1.21	1.22[10]
Net investment loss	(0.20)[9]	(0.18)	(0.08)	(0.43)	(0.73)[9]
Portfolio turnover (%)	22	43	40	38	7

[1]	Six months ended 4-30-25. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
7	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.49	$8.37	$7.86	$10.65	$10.00
Net investment loss[3]	(0.05)	(0.10)	(0.07)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.45)	2.22	0.58[4]	(2.71)	0.69
Total from investment operations	(0.50)	2.12	0.51	(2.79)	0.65
Less distributions
From net realized gain	(0.65)	—	—	—	—
Net asset value, end of period	$9.34	$10.49	$8.37	$7.86	$10.65
Total return (%)[5,6]	(4.90)[7]	25.33	6.49	(26.20)	6.50[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32[9]	2.35	2.53	4.83	4.74[10]
Expenses including reductions	1.95[9]	1.96	1.96	1.96	1.97[10]
Net investment loss	(0.95)[9]	(0.95)	(0.81)	(0.90)	(1.52)[9]
Portfolio turnover (%)	22	43	40	38	7

[1]	Six months ended 4-30-25. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	8

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.82	$8.55	$7.95	$10.68	$10.00
Net investment income (loss)[3]	—[4]	0.01	—[4]	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.47)	2.27	0.60[5]	(2.73)	0.69
Total from investment operations	(0.47)	2.28	0.60	(2.73)	0.68
Less distributions
From net investment income	—	(0.01)	—[4]	—	—
From net realized gain	(0.65)	—	—	—	—
Total distributions	(0.65)	(0.01)	—[4]	—	—
Net asset value, end of period	$9.70	$10.82	$8.55	$7.95	$10.68
Total return (%)[6]	(4.45)[7]	26.71	7.55	(25.56)	6.80[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[9]	1.35	1.53	3.83	3.74[10]
Expenses including reductions	0.95[9]	0.96	0.96	0.96	0.97[10]
Net investment income (loss)	0.05[9]	0.09	0.04	0.04	(0.48)[9]
Portfolio turnover (%)	22	43	40	38	7

[1]	Six months ended 4-30-25. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
9	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.84	$8.56	$7.96	$10.68	$10.00
Net investment income (loss)[3]	0.01	0.02	0.02	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(0.48)	2.28	0.59[4]	(2.73)	0.69
Total from investment operations	(0.47)	2.30	0.61	(2.72)	0.68
Less distributions
From net investment income	(0.01)	(0.02)	(0.01)	—	—
From net realized gain	(0.65)	—	—	—	—
Total distributions	(0.66)	(0.02)	(0.01)	—	—
Net asset value, end of period	$9.71	$10.84	$8.56	$7.96	$10.68
Total return (%)[5]	(4.43)[6]	26.92	7.64	(25.47)	6.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$61	$56	$25	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[7]	1.24	1.42	3.72	3.64[8]
Expenses including reductions	0.85[7]	0.85	0.85	0.85	0.86[8]
Net investment income (loss)	0.16[7]	0.16	0.25	0.09	(0.37)[7]
Portfolio turnover (%)	22	43	40	38	7

[1]	Six months ended 4-30-25. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	10

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Environmental Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing primarily in Environmental Companies. The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries (PB), and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
11	JOHN HANCOCK Global Environmental Opportunities Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$5,386,259	$5,386,259	—	—
Denmark	1,696,815	—	$1,696,815	—
France	4,351,346	—	4,351,346	—
Germany	2,590,801	—	2,590,801	—
Ireland	4,034,087	4,034,087	—	—
Italy	1,203,925	—	1,203,925	—
Japan	2,501,572	—	2,501,572	—
Netherlands	1,569,766	—	1,569,766	—
Switzerland	1,572,249	—	1,572,249	—
United States	29,989,328	29,989,328	—	—
Total investments in securities	$54,896,148	$39,409,674	$15,486,474	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
| JOHN HANCOCK Global Environmental Opportunities Fund	12

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $147.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
13	JOHN HANCOCK Global Environmental Opportunities Fund |

For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $400,974 and a long-term capital loss carryforward of $309,221 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate net assets; (b) 0.815% of the next $250 million of the fund’s aggregate net assets; (c) 0.790% of the next $500 million of the fund’s aggregate net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.730% of the fund’s aggregate net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.) (Canadian Class), excluding the Canadian Class invested in the Manulife Global Thematic Opportunities Fund. Prior to March 28, 2025, aggregate
| JOHN HANCOCK Global Environmental Opportunities Fund	14

net assets also included the net assets of John Hancock Global Thematic Opportunities Fund (a series of John Hancock Investment Trust). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$914
Class C	89
Class I	2,785
Class	Expense reduction
Class R6	$103,155
Total	$106,943

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.46% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
15	JOHN HANCOCK Global Environmental Opportunities Fund |

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $59 for the six months ended April 30, 2025. Of this amount, $10 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $49 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$616	$280
Class C	241	28
Class I	—	860
Class R6	—	1,353
Total	$857	$2,521
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,599	$140,042	14,714	$154,686
Distributions reinvested	3,141	30,638	—	—
Repurchased	(8,595)	(82,584)	(18,073)	(194,840)
Net increase (decrease)	8,145	$88,096	(3,359)	$(40,154)
| JOHN HANCOCK Global Environmental Opportunities Fund	16

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class C shares
Distributions reinvested	1	$7	—	—
Net increase	1	$7	—	—
Class I shares
Sold	25,985	$262,240	155,933	$1,602,145
Distributions reinvested	8,876	87,426	33	328
Repurchased	(50,953)	(530,825)	(23,770)	(258,380)
Net increase (decrease)	(16,092)	$(181,159)	132,196	$1,344,093
Class R6 shares
Sold	149,434	$1,431,693	—	—
Repurchased	—	—	(922,508)	$(9,944,648)
Net increase (decrease)	149,434	$1,431,693	(922,508)	$(9,944,648)
Total net increase (decrease)	141,488	$1,338,637	(793,671)	$(8,640,709)
Affiliates of the fund owned 100%, 3% and 97% of shares of Class C, Class I and R6, respectively, on April 30, 2025. As of April 30, 2025, one shareholder held approximately 21% of the fund. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund. For the year ended October 31, 2024, there was no Class C shares activity.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $12,543,445 and $16,827,426, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. The industrials sector may be affected by general economic conditions, commodity productions and pricing, supply and demand fluctuations, environmental and other government regulation, and technological developments, among other factors.
Note 8—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
17	JOHN HANCOCK Global Environmental Opportunities Fund |

Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 10—Subsequent Event
At its meeting held on December 12, 2024, the Board of Trustees of the Trust voted to approve a reorganization of John Hancock ESG International Equity Fund, a separate series of the Trust, into the fund (the reorganization).
The reorganization, which qualified as a tax-free reorganization, occurred after the close of business on May 16, 2025. John Hancock ESG International Equity Fund transferred all of its assets to the fund in exchange for shares of the fund. The fund also assumed substantially all of the liabilities of John Hancock ESG International Equity Fund.
| JOHN HANCOCK Global Environmental Opportunities Fund	18

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Environmental Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443091	482SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
International Dynamic Growth Fund
International equity
April 30, 2025

John Hancock
International Dynamic Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 94.2%		$1,897,693,246
(Cost $1,721,963,146)
Argentina 0.7%		14,646,396
Grupo Financiero Galicia SA, ADR (A)	242,490	14,646,396
Australia 1.9%		38,832,590
QBE Insurance Group, Ltd.	2,809,903	38,832,590
Belgium 1.8%		35,832,856
UCB SA	195,446	35,832,856
Canada 4.4%		89,034,996
Loblaw Companies, Ltd.	299,372	48,599,633
Shopify, Inc., Class A (B)	136,702	12,986,690
Thomson Reuters Corp.	147,510	27,448,673
China 7.7%		154,215,963
Alibaba Group Holding, Ltd.	4,721,645	70,494,287
BYD Company, Ltd., H Shares	472,590	22,446,233
Tencent Holdings, Ltd.	1,000,400	61,275,443
France 9.4%		188,675,138
Air Liquide SA	277,320	56,983,144
Danone SA	671,685	57,796,024
Safran SA	125,583	33,420,066
Schneider Electric SE	33,027	7,716,609
Societe Generale SA	628,308	32,759,295
Germany 13.4%		270,466,736
Deutsche Boerse AG	227,615	73,313,309
Heidelberg Materials AG	181,373	36,258,866
MTU Aero Engines AG	101,572	35,154,587
SAP SE	349,638	102,300,017
Siemens Energy AG (B)	303,691	23,439,957
India 2.9%		59,441,405
ICICI Bank, Ltd., ADR	1,771,198	59,441,405
Ireland 1.5%		29,924,198
Experian PLC	601,482	29,924,198
Israel 2.0%		40,809,617
Check Point Software Technologies, Ltd. (B)	185,870	40,809,617
Italy 1.7%		33,721,008
Ferrari NV	73,662	33,721,008
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	2

	Shares	Value
Japan 9.9%		$198,749,355
Hitachi, Ltd.	755,100	18,662,683
Kobe Bussan Company, Ltd.	665,700	20,343,875
Mitsubishi Heavy Industries, Ltd.	3,765,800	74,234,617
Mitsubishi UFJ Financial Group, Inc.	2,235,900	28,170,375
Tokio Marine Holdings, Inc.	1,430,500	57,337,805
Netherlands 2.1%		43,375,411
Adyen NV (B)(C)	1,514	2,449,972
Euronext NV (C)	244,847	40,925,439
Norway 2.0%		39,374,641
Kongsberg Gruppen ASA	244,398	39,374,641
Sweden 2.8%		56,137,419
Spotify Technology SA (B)	91,432	56,137,419
Switzerland 7.6%		152,965,631
Cie Financiere Richemont SA, A Shares	65,095	11,502,625
Coca-Cola HBC AG (B)	597,168	31,096,592
Givaudan SA	10,829	52,242,987
Partners Group Holding AG	6,935	9,086,732
UBS Group AG	381,485	11,580,117
Zurich Insurance Group AG	52,810	37,456,578
Taiwan 3.3%		66,161,177
Taiwan Semiconductor Manufacturing Company, Ltd.	2,335,000	66,161,177
United Kingdom 10.2%		206,367,973
Admiral Group PLC	464,212	20,189,617
BAE Systems PLC	1,716,706	39,797,561
Barclays PLC	5,176,000	20,619,223
Compass Group PLC	79,112	2,667,233
InterContinental Hotels Group PLC	108,010	11,525,680
London Stock Exchange Group PLC	163,243	25,418,673
RELX PLC	619,520	33,726,175
Rolls-Royce Holdings PLC	5,178,981	52,423,811
United States 7.7%		155,638,251
Meta Platforms, Inc., Class A	39,627	21,755,223
Netflix, Inc. (B)	43,174	48,860,879
Philip Morris International, Inc.	496,161	85,022,149
Uruguay 1.2%		23,322,485

MercadoLibre, Inc. (B)	10,006	23,322,485
Exchange-traded funds 3.0%		$59,426,050
(Cost $55,499,558)
iShares Core MSCI EAFE ETF	755,000	59,426,050

3	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.0%			$55,246
(Cost $55,241)
Short-term funds 0.0%			55,246
John Hancock Collateral Trust (D)	4.2081(E)	5,523	55,246

Total investments (Cost $1,777,517,945) 97.2%	$1,957,174,542
Other assets and liabilities, net 2.8%	57,027,788
Total net assets 100.0%	$2,014,202,330

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 4-30-25.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $1,778,755,854. Net unrealized appreciation aggregated to $178,418,688, of which $204,273,124 related to gross unrealized appreciation and $25,854,436 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-25:
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,777,462,704) including $54,164 of securities loaned	$1,957,119,296
Affiliated investments, at value (Cost $55,241)	55,246
Total investments, at value (Cost $1,777,517,945)	1,957,174,542
Cash	7,447,163
Foreign currency, at value (Cost $215,548)	215,435
Dividends and interest receivable	5,503,763
Receivable for fund shares sold	29,458,318
Receivable for investments sold	27,585,950
Receivable for securities lending income	36
Other assets	163,665
Total assets	2,027,548,872
Liabilities
Payable for investments purchased	12,387,863
Payable for fund shares repurchased	632,876
Payable upon return of securities loaned	55,283
Payable to affiliates
Accounting and legal services fees	58,621
Transfer agent fees	57,876
Other liabilities and accrued expenses	154,023
Total liabilities	13,346,542
Net assets	$2,014,202,330
Net assets consist of
Paid-in capital	$1,797,430,431
Total distributable earnings (loss)	216,771,899
Net assets	$2,014,202,330

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($23,526,270 ÷ 1,725,849 shares)[1]	$13.63
Class C ($401,603 ÷ 30,842 shares)[1]	$13.02
Class I ($623,016,996 ÷ 45,249,214 shares)	$13.77
Class R6 ($237,693,042 ÷ 17,224,408 shares)	$13.80
Class NAV ($1,129,564,419 ÷ 81,793,643 shares)	$13.81
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$11,657,333
Interest	378,562
Securities lending	1,645
Less foreign taxes withheld	(975,170)
Total investment income	11,062,370
Expenses
Investment management fees	5,114,957
Distribution and service fees	27,437
Accounting and legal services fees	126,162
Transfer agent fees	302,588
Trustees’ fees	13,790
Custodian fees	189,120
State registration fees	74,512
Printing and postage	15,008
Professional fees	56,616
Other	21,699
Total expenses	5,941,889
Less expense reductions	(56,202)
Net expenses	5,885,687
Net investment income	5,176,683
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	43,476,759
Affiliated investments	(41)
43,476,718
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(13,102,475)
Affiliated investments	5
(13,102,470)
Net realized and unrealized gain	30,374,248
Increase in net assets from operations	$35,550,931
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$5,176,683	$2,092,356
Net realized gain	43,476,718	56,366,531
Change in net unrealized appreciation (depreciation)	(13,102,470)	172,945,379
Increase in net assets resulting from operations	35,550,931	231,404,266
Distributions to shareholders
From earnings
Class I	(543,804)	(283,980)
Class R6	(376,231)	(124,400)
Class NAV	(863,922)	(1,255,474)
Total distributions	(1,783,957)	(1,663,854)
From fund share transactions	1,040,928,166	226,272,738
Total increase	1,074,695,140	456,013,150
Net assets
Beginning of period	939,507,190	483,494,040
End of period	$2,014,202,330	$939,507,190
7	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.08	$9.15	$8.42	$17.37	$13.24	$10.48
Net investment income (loss)[2]	0.01	(0.01)	0.03	0.03	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	0.54	3.94	0.75	(5.03)	5.01	2.82
Total from investment operations	0.55	3.93	0.78	(5.00)	4.95	2.76
Less distributions
From net investment income	—	—	(0.05)	—	—	—[3]
From net realized gain	—	—	—	(3.95)	(0.82)	—
Total distributions	—	—	(0.05)	(3.95)	(0.82)	—
Net asset value, end of period	$13.63	$13.08	$9.15	$8.42	$17.37	$13.24
Total return (%)[4,5]	4.20[6]	42.95	9.24	(36.14)	38.72	26.39
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$19	$12	$12	$15	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[7]	1.25	1.29	1.29	1.29	1.32
Expenses including reductions	1.19[7]	1.20	1.20	1.20	1.20	1.20
Net investment income (loss)	0.20[7]	(0.07)	0.28	0.31	(0.35)	(0.50)
Portfolio turnover (%)	88	83	85	94	133	135

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	8

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$12.54	$8.84	$8.15	$17.05	$13.10	$10.44
Net investment loss[2]	(0.03)	(0.10)	(0.04)	(0.06)	(0.19)	(0.14)
Net realized and unrealized gain (loss) on investments	0.51	3.80	0.73	(4.89)	4.96	2.80
Total from investment operations	0.48	3.70	0.69	(4.95)	4.77	2.66
Less distributions
From net realized gain	—	—	—	(3.95)	(0.82)	—
Net asset value, end of period	$13.02	$12.54	$8.84	$8.15	$17.05	$13.10
Total return (%)[3,4]	3.83[5]	41.86	8.47	(36.64)	37.71	25.48
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[7]	2.00	2.04	2.03	2.04	2.07
Expenses including reductions	1.94[7]	1.95	1.95	1.94	1.95	1.95
Net investment loss	(0.50)[7]	(0.83)	(0.46)	(0.52)	(1.18)	(1.21)
Portfolio turnover (%)	88	83	85	94	133	135

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
9	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.21	$9.24	$8.50	$17.46	$13.27	$10.49
Net investment income (loss)[2]	0.04	0.03	0.05	0.07	(0.02)	—[3]
Net realized and unrealized gain (loss) on investments	0.54	3.96	0.76	(5.08)	5.03	2.80
Total from investment operations	0.58	3.99	0.81	(5.01)	5.01	2.80
Less distributions
From net investment income	(0.02)	(0.02)	(0.07)	—	—	(0.02)
From net realized gain	—	—	—	(3.95)	(0.82)	—
Total distributions	(0.02)	(0.02)	(0.07)	(3.95)	(0.82)	(0.02)
Net asset value, end of period	$13.77	$13.21	$9.24	$8.50	$17.46	$13.27
Total return (%)[4]	4.37[5]	43.28	9.57	(35.99)	39.11	26.64
Ratios and supplemental data
Net assets, end of period (in millions)	$623	$400	$98	$54	$17	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[6]	1.00	1.04	1.04	1.04	1.08
Expenses including reductions	0.94[6]	0.95	0.95	0.95	0.95	0.95
Net investment income (loss)	0.52[6]	0.24	0.48	0.74	(0.12)	0.01
Portfolio turnover (%)	88	83	85	94	133	135

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	10

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.25	$9.27	$8.52	$17.49	$13.28	$10.50
Net investment income (loss)[2]	0.04	0.04	0.05	0.10	—[3]	(0.01)
Net realized and unrealized gain (loss) on investments	0.54	3.97	0.78	(5.12)	5.03	2.82
Total from investment operations	0.58	4.01	0.83	(5.02)	5.03	2.81
Less distributions
From net investment income	(0.03)	(0.03)	(0.08)	—	—	(0.03)
From net realized gain	—	—	—	(3.95)	(0.82)	—
Total distributions	(0.03)	(0.03)	(0.08)	(3.95)	(0.82)	(0.03)
Net asset value, end of period	$13.80	$13.25	$9.27	$8.52	$17.49	$13.28
Total return (%)[4]	4.39[5]	43.40	9.79	(35.98)	39.23	26.82
Ratios and supplemental data
Net assets, end of period (in millions)	$238	$161	$32	$16	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[7]	0.89	0.93	0.93	0.93	0.96
Expenses including reductions	0.83[7]	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	0.56[7]	0.33	0.56	1.11	—[8]	(0.07)
Portfolio turnover (%)	88	83	85	94	133	135

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Less than 0.005%.
11	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.26	$9.28	$8.53	$17.50	$13.28	$10.50
Net investment income[2]	0.07	0.04	0.06	0.07	—[3]	—[3]
Net realized and unrealized gain (loss) on investments	0.51	3.97	0.77	(5.09)	5.04	2.81
Total from investment operations	0.58	4.01	0.83	(5.02)	5.04	2.81
Less distributions
From net investment income	(0.03)	(0.03)	(0.08)	—	—	(0.03)
From net realized gain	—	—	—	(3.95)	(0.82)	—
Total distributions	(0.03)	(0.03)	(0.08)	(3.95)	(0.82)	(0.03)
Net asset value, end of period	$13.81	$13.26	$9.28	$8.53	$17.50	$13.28
Total return (%)[4]	4.40[5]	43.36	9.79	(35.91)	39.13	26.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1,130	$359	$341	$237	$288	$232
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[6]	0.89	0.92	0.92	0.92	0.95
Expenses including reductions	0.83[6]	0.83	0.83	0.83	0.83	0.83
Net investment income (loss)	1.05[6]	0.31	0.59	0.67	0.01	(0.03)
Portfolio turnover (%)	88	83	85	94	133	135

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
13	JOHN HANCOCK International Dynamic Growth Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$14,646,396	$14,646,396	—	—
Australia	38,832,590	—	$38,832,590	—
Belgium	35,832,856	—	35,832,856	—
Canada	89,034,996	89,034,996	—	—
China	154,215,963	—	154,215,963	—
France	188,675,138	—	188,675,138	—
Germany	270,466,736	—	270,466,736	—
India	59,441,405	59,441,405	—	—
Ireland	29,924,198	—	29,924,198	—
Israel	40,809,617	40,809,617	—	—
Italy	33,721,008	—	33,721,008	—
Japan	198,749,355	—	198,749,355	—
Netherlands	43,375,411	—	43,375,411	—
Norway	39,374,641	—	39,374,641	—
Sweden	56,137,419	56,137,419	—	—
Switzerland	152,965,631	—	152,965,631	—
Taiwan	66,161,177	—	66,161,177	—
United Kingdom	206,367,973	—	206,367,973	—
United States	155,638,251	155,638,251	—	—
Uruguay	23,322,485	23,322,485	—	—
| JOHN HANCOCK International Dynamic Growth Fund	14

	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Exchange-traded funds	$59,426,050	$59,426,050	—	—
Short-term investments	55,246	55,246	—	—
Total investments in securities	$1,957,174,542	$498,511,865	$1,458,662,677	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2025, the fund loaned securities valued at $54,164 and received $55,283 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and
15	JOHN HANCOCK International Dynamic Growth Fund |

political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $2,075.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK International Dynamic Growth Fund	16

For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $10,339,645 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.790% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $1 billion of the fund’s average daily net assets; (d) 0.730% of the next $1 billion of the fund’s average daily net assets; and (e) 0.710% of the fund’s average daily net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee is 0.750% on the first $1 billion of net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
17	JOHN HANCOCK International Dynamic Growth Fund |

fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,302
Class C	19
Class I	26,916
Class	Expense reduction
Class R6	$10,610
Class NAV	17,355
Total	$56,202

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.75% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $31,416 for the six months ended April 30, 2025. Of this amount, $5,454 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $25,962 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
| JOHN HANCOCK International Dynamic Growth Fund	18

Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $57 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$25,901	$11,786
Class C	1,536	175
Class I	—	285,995
Class R6	—	4,632
Total	$27,437	$302,588
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$35,800,000	2	4.822%	$9,590
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	590,573	$7,950,641	483,150	$5,964,378
Repurchased	(304,991)	(4,049,129)	(386,105)	(4,669,301)
Net increase	285,582	$3,901,512	97,045	$1,295,077
19	JOHN HANCOCK International Dynamic Growth Fund |

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	15,213	$196,544	10,400	$128,612
Repurchased	(6,229)	(81,606)	(4,685)	(51,663)
Net increase	8,984	$114,938	5,715	$76,949
Class I shares
Sold	18,601,811	$252,817,083	25,818,724	$307,683,661
Distributions reinvested	40,939	543,261	27,188	283,569
Repurchased	(3,691,820)	(49,842,700)	(6,151,591)	(73,694,062)
Net increase	14,950,930	$203,517,644	19,694,321	$234,273,168
Class R6 shares
Sold	6,464,021	$88,242,094	9,413,096	$117,566,419
Distributions reinvested	26,132	347,297	11,613	121,352
Repurchased	(1,425,502)	(19,725,715)	(708,999)	(9,009,785)
Net increase	5,064,651	$68,863,676	8,715,710	$108,677,986
Class NAV shares
Sold	55,173,372	$770,716,465	1,168,931	$13,957,001
Distributions reinvested	64,957	863,922	120,026	1,255,474
Repurchased	(513,248)	(7,049,991)	(10,989,821)	(133,262,917)
Net increase (decrease)	54,725,081	$764,530,396	(9,700,864)	$(118,050,442)
Total net increase	75,035,228	$1,040,928,166	18,811,927	$226,272,738
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,207,236,548 and $1,201,761,591, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
| JOHN HANCOCK International Dynamic Growth Fund	20

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2025, funds within the John Hancock group of funds complex held 56.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	18.5%
JHF II Multimanager Lifestyle Balanced Portfolio	12.5%
JHF II Multimanager Lifestyle Aggressive Portfolio	9.3%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,523	—	$10,870,678	$(10,815,396)	$(41)	$5	$1,645	—	$55,246

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK International Dynamic Growth Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443082	474SA 4/25
6/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer

Date:	June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer

Date:	June 13, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer

Date:	June 13, 2025